NOTE 8 - CONVERTIBLE NOTES AND LOANS PAYABLE - RELATED PARTIES: Schedule of convertable debt (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Loans payable to related parties, interest at 12% per annum, due on demand	$ 145,413	$ 153,228
Convertible notes payable to related parties, interest at 12% per annum, due on March 7, 2015 (in default), convertible into common stock at $1.00 per share	55,000	55,000
Related Parties
Loans payable to related parties, interest at 12% per annum, due on demand	145,413	153,228
Convertible notes payable to related parties, interest at 12% per annum, due on March 7, 2015 (in default), convertible into common stock at $1.00 per share	55,000	55,000
Total Convertible Notes and Loans Payable - Related Parties	200,413	208,228
Related Parties | Curent
Less: Current Portion	(200,413)	(208,228)
Related Parties | Noncurent
Long-Term Convertible Notes and Loans Payable - Related Parties	$ 0	$ 0